Deposits (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deposits
Noninterest-bearing demand	$ 1,829,072	$ 1,773,749	$ 1,349,584
Interest-bearing:
NOW accounts	1,143,753	1,083,596	809,605
Money market	857,208	878,578	627,849
Brokered - money market	102,228	276,760	263,193
Demand	78,133	47,636	75,308
Savings	259,540	357,325	180,367
Time	1,753,292	2,110,947	1,175,432
Brokered - time	132,084	194,327	219,123
Total deposits	$ 6,155,310	$ 6,722,918	$ 4,700,461